INCOME TAX, Deferred Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	€ 191.1	€ 42.4	€ 54.3
Recognized in Statement of Income	(30.8)	148.4	(23.7)
Recognized in Statement of OCI	(1.8)	(0.2)	9.8
Net foreign exchange difference	(8.9)	0.5	2.1
Other	(22.8)
Deferred tax liability (asset)	126.8	191.1	42.4
Deferred tax asset	150.8	206.3	88.9
Deferred tax liability	24.0	15.2	46.5
Net Operating Loss Carryforwards [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	14.2	6.2	10.5
Recognized in Statement of Income	(3.6)	7.9	(4.7)
Recognized in Statement of OCI	0.0	0.0	0.0
Net foreign exchange difference	0.0	0.1	0.4
Other	(3.4)
Deferred tax liability (asset)	7.2	14.2	6.2
Cost Accruals/Reserves [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	3.5	34.3	27.3
Recognized in Statement of Income	19.8	(31.6)	5.6
Recognized in Statement of OCI	0.0	0.0	0.0
Net foreign exchange difference	0.0	0.8	1.4
Other	(5.6)
Deferred tax liability (asset)	17.7	3.5	34.3
Foreign Exchange [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	21.4	20.7	4.7
Recognized in Statement of Income	4.5	3.3	5.6
Recognized in Statement of OCI	(2.8)	(3.0)	9.8
Net foreign exchange difference	(1.5)	0.4	0.6
Other	(2.3)
Deferred tax liability (asset)	19.3	21.4	20.7
Provisions for Pensions and Other Long-Term Employee Benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	28.5	24.2	39.4
Recognized in Statement of Income	(1.8)	1.0	(16.6)
Recognized in Statement of OCI	1.0	2.8	0.0
Net foreign exchange difference	0.0	0.5	1.4
Other	(2.9)
Deferred tax liability (asset)	24.8	28.5	24.2
Contingencies [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	52.6	(40.0)	(47.0)
Recognized in Statement of Income	0.4	93.7	8.9
Recognized in Statement of OCI	0.0	0.0	0.0
Net foreign exchange difference	0.0	(1.1)	(1.9)
Other	(23.7)
Deferred tax liability (asset)	29.3	52.6	(40.0)
Revenue Recognition [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	68.5	2.9	14.2
Recognized in Statement of Income	(44.5)	65.7	(11.6)
Recognized in Statement of OCI	0.0	0.0	0.0
Net foreign exchange difference	0.0	(0.1)	0.3
Other	17.0
Deferred tax liability (asset)	41.0	68.5	2.9
Property, Plant and Equipment, Goodwill and Other Assets [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	1.9	(8.0)	1.6
Recognized in Statement of Income	(5.3)	10.1	(9.4)
Recognized in Statement of OCI	0.0	0.0	0.0
Net foreign exchange difference	0.0	(0.2)	(0.2)
Other	1.3
Deferred tax liability (asset)	(2.1)	1.9	(8.0)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	0.5	2.1	3.5
Recognized in Statement of Income	(0.3)	(1.7)	(1.5)
Recognized in Statement of OCI	0.0	0.0	0.0
Net foreign exchange difference	(7.4)	0.1	0.1
Other	(3.2)
Deferred tax liability (asset)	€ (10.4)	€ 0.5	€ 2.1